Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 6,939	$ 5,158	$ 5,081
Other comprehensive (loss) income, net of reclassification adjustments and taxes:
Foreign currency translation losses	(247)	(196)	(80)
Effective portion of cash flow hedges	7	323	2
Net unrealized (losses) gains on available-for-sale securities	(241)	24	(226)
Other	9	2	(3)
Other comprehensive (loss) income, net of tax	(472)	153	(307)
Comprehensive income	$ 6,467	$ 5,311	$ 4,774